Notes to the Profit or Loss Statement - Summary of Average Number Of Employees - Additional Information (Details) - Employees	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Average number of employees	524	629	732